The expected recoverability of ICMS tax credits is demonstrated as follows: (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 920
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	456
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	336
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	27
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	27
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	11
Later than five years [member]
IfrsStatementLineItems [Line Items]
Future realization of recoverable taxes	R$ 63